Commitments - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Distributor	Dec. 31, 2013
Commitments [Line Items]
Annual commitments for 2015	179
Annual commitments for 2016	146
Annual commitments for 2017	145
Annual commitments for 2018	113
Annual commitments for 2019	105
Annual commitments for thereafter	13
Number of distributor	2
Letters of credit provided	8	21
Letters of credit outstanding relating to retirement compensation arrangements	126	127
Lease payments	11	11
Future minimum lease payments for 2015	7
Future minimum lease payments for 2016	10
Future minimum lease payments for 2017	9
Future minimum lease payments for 2018	7
Future minimum lease payments for 2019	3
Future minimum lease payments, thereafter	9
Inergi LP [Member]
Commitments [Line Items]
Agreement expiry date	Feb. 28, 2015
Inergi LP [Member] | Second-Generation Customer Service Operations Outsourcing Services [Member]
Commitments [Line Items]
Agreement expiry date	Feb. 28, 2018
Agreement period	3 years
Agreement commencement date	Mar. 01, 2015
Inergi LP [Member] | Pay Services Pay Operations Services Information Technology and Finance and Accounting Services [Member]
Commitments [Line Items]
Agreement expiry date	Dec. 31, 2019
Agreement period	58 months
Agreement commencement date	Mar. 01, 2015
Brookfield Johnson Controls Canada LP [Member] | Facility Management Services [Member]
Commitments [Line Items]
Agreement expiry date	Dec. 31, 2024
Agreement period	10 years
Agreement commencement date	Jan. 01, 2015
Agreement renewal period	3 years
Estimated value of agreement	658
Annual management fee	2
Minimum [Member]
Commitments [Line Items]
Typical term of irrevocable operating lease	3 years
Operating lease renewal options	3 years
Maximum [Member]
Commitments [Line Items]
Typical term of irrevocable operating lease	5 years
Operating lease renewal options	5 years
Subsidiaries [Member]
Commitments [Line Items]
Parental guarantees	330	325
Distributor [Member]
Commitments [Line Items]
Parental guarantees	1	1